[RELIASTAR LIFE LOGO]
JAMES M. ODLAND
Counsel                                               ReliaStar Life
                                                      Insurance Company
Phone (612) 342-7631                                  20 Washington Avenue South
Fax (612) 342-7531                                    Minneapolis, MN 55401



November 9, 2000



U.S. Securities and Exchange Commission
450 Fifth Street Northwest
Washington, D.C. 20549-1004

Attention: Filing Desk

RE:      SELECT*LIFE VARIABLE ACCOUNT OF RELIASTAR LIFE INSURANCE COMPANY
         SEC FILE NO.:     33-47094
         CIK NO.:          0000897899

Dear Sir or Madam:

In accordance with the provisions of Securities Act Rule 497(j) this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above-captioned Registrant does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Pre-Effective Amendment No. 1 to the registration statement, which was the most recent amendment to the registration statement, was filed electronically with the Commission on November 8, 2000 and will become effective on November 9, 2000.

SELECT*LIFE VARIABLE ACCOUNT
         (Registrant)


By    RELIASTAR LIFE INSURANCE COMPANY
               (Depositor)



      By /s/James M. Odland
         ------------------------
         James M. Odland
         Counsel